Fees Summary	Jun. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,691,000
Previously Paid Amount	0.00
Total Fee Amount	7,607.69
Total Offset Amount	0.00
Net Fee	7,607.69
Narrative - Max Aggregate Offering Price	$ 49,691,000
Final Prospectus	true